T. ROWE PRICE Target 2025 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 46.9%
T. Rowe Price Funds:
Limited Duration Inflation
Focused Bond Fund  86,838 7,142 6,009 16,290,269 89,271
New Income Fund  64,359 5,886 1,951 7,039,676 69,270
International Bond Fund (USD
Hedged)  22,145 2,324 673 2,344,003 23,909
Emerging Markets Bond Fund  15,471 1,885 474 1,490,097 17,047
Dynamic Global Bond Fund  15,132 1,955 478 1,645,227 16,156
High Yield Fund  14,192 1,593 419 2,305,579 15,494
Floating Rate Fund  7,725 1,144 241 902,325 8,617
U.S. Treasury Long-Term Index
Fund  7,528 576 328 710,198 8,387
Total Bond Mutual Funds (Cost $237,125) 248,151
EQUITY MUTUAL FUNDS 49.7%
T. Rowe Price Funds:
Equity Index 500 Fund  46,586 3,247 2,107 427,420 51,158
Value Fund  41,295 2,616 2,064 841,495 43,345
Growth Stock Fund (2) 36,741 2,332 1,261 355,853 41,969
International Value Equity Fund  21,091 1,327 952 1,315,569 21,220
Overseas Stock Fund  19,711 1,234 1,019 1,461,931 19,765
International Stock Fund  18,287 1,141 519 830,703 18,899
Mid-Cap Growth Fund  9,801 590 529 80,689 10,527
Mid-Cap Value Fund  10,645 629 608 289,913 10,092
Emerging Markets Stock Fund  10,431 627 589 181,085 9,771
Small-Cap Stock Fund  6,838 420 186 99,024 7,388
Real Assets Fund  7,241 430 542 479,588 7,117
Small-Cap Value Fund  6,603 403 176 109,380 7,022
New Horizons Fund (2) 5,206 318 142 63,597 6,210
Emerging Markets Discovery
Stock Fund  3,859 1,602 133 325,462 5,250
U.S. Large-Cap Core Fund  2,918 215 95 87,421 3,256
Total Equity Mutual Funds (Cost $166,965) 262,989
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund (2) – 1 – 10 1
Total Other Mutual Funds (Cost $1) 1

T. ROWE PRICE Target 2025 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.4%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 15,786 5,209 2,826 18,169,072 18,169
Total Short-Term Investments (Cost $18,169) 18,169
Total Investments in Securities 100.0%
(Cost $422,260) $ 529,310
Other Assets Less Liabilities (0.0)% (210)
Net Assets 100.0% $ 529,100
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2025 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (3) $ (453) $ 140
Emerging Markets Bond Fund  (19) 165 214
Emerging Markets Discovery Stock Fund  (1) (78) —
Emerging Markets Stock Fund  170 (698) —
Equity Index 500 Fund  117 3,432 164
Floating Rate Fund  (6) (11) 92
Growth Stock Fund  329 4,157 —
High Yield Fund  (1) 128 203
International Bond Fund (USD Hedged)  (1) 113 115
International Stock Fund  92 (10) —
International Value Equity Fund  42 (246) —
Limited Duration Inflation Focused Bond Fund  41 1,300 —
Mid-Cap Growth Fund  83 665 —
Mid-Cap Value Fund  122 (574) —
New Horizons Fund  1 828 —
New Income Fund  (31) 976 330
Overseas Stock Fund  185 (161) —
Real Assets Fund  50 (12) —
Small-Cap Stock Fund  2 316 —
Small-Cap Value Fund  3 192 —
Transition Fund  — — —
U.S. Large-Cap Core Fund  — 218 —
U.S. Treasury Long-Term Index Fund  (88) 611 40
Value Fund  353 1,498 —
U.S. Treasury Money Fund, 0.06% — — 2
Totals $ 1,440# $ 12,356 $ 1,300+
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,300 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2025 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2025 Fund  (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Target 2025 Fund

Level 2 –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F186-054Q1 08/21